Summary of Gross Maximum Credit Risk Exposure (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,795,288	$ 1,596,567
Credit exposure	2,439,786	2,174,006
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,265	2,337
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,353	1,602
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	8,556	5,931
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	137,294	159,962
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	293,601	268,079
Loans [member] | Consumer installment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	204,529	188,291
Loans [member] | Credit card [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	34,263	28,933
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	298,650	237,319
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,422	2,161
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,617	2,403
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	51,285	42,048
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	18,997	18,365
Securities excluding equity securities [member] | Trading securities [member] | Retained interest [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5	9
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	50,882	57,780
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	13,121	15,085
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	256,362	208,559
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	86,412	60,380
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	287	155
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	6,644	6,320
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	160,167	167,284
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	103,873	54,427
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	11,749	12,405
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	19,733	18,448
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	19,760	32,357
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	8,461	5,927
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	292,156	259,414
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 352,342	$ 318,025